Accrued Expenses (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities Current [Abstract]
Accrued voyage expenses	$ 1,526	$ 1,411
Accrued loan interest	700	864
Accrued legal and professional fees	2,219	241
Total accrued expenses	$ 4,445	$ 2,516